INVESTMENTS - Amortized cost investments (Details ) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	S/ 4,858,279	S/ 3,399,133
Financial assets held to maturity, accrued interest	104,801	78,180
Held-to-maturity investments	4,963,080	3,477,313
Provision for credit losses	(698)	(267)
Total investments at amortized cost, net	4,962,382	3,477,046
Financial assets held to maturity at fair value before accrued interest	5,561,909	3,818,814
Financial assets held to maturity at fair value, accrued interest	104,801	78,180
Total financial assets held to maturity at fair value	5,666,710	3,896,994
Provision for credit losses at fair value	(698)	(267)
Total investments, net at fair value	5,666,012	3,896,727
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	4,740,275	3,277,667
Financial assets held to maturity at fair value before accrued interest	5,439,612	3,694,631
Bonds of foreign governements [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	28,909	21,168
Financial assets held to maturity at fair value before accrued interest	28,695	21,168
Certificates of payment on work progress [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	89,095	100,298
Financial assets held to maturity at fair value before accrued interest	S/ 93,602	S/ 103,015